Separate Accounts (Separate Account Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Roll Forward]
Balance, beginning of period	$ 17,922,367	$ 17,117,510
Deposits	267,902	336,099
Investment performance	(3,039,576)	1,968,598
Policy charges	(339,141)	(376,185)
Surrenders and withdrawals	(806,187)	(1,031,679)
Benefit payments	(48,556)	(68,986)
Net transfers (to) from general account	(38,472)	(29,372)
Other	8,621	6,382
Balance, end of period	13,926,958	17,922,367
Cash surrender value	13,645,324	17,600,005
Variable Annuities
Separate Account, Liability [Roll Forward]
Balance, beginning of period	11,982,322	11,963,399
Deposits	67,216	99,941
Investment performance	(2,113,606)	1,171,547
Policy charges	(238,173)	(277,346)
Surrenders and withdrawals	(764,069)	(972,834)
Benefit payments	(5,622)	(7,378)
Net transfers (to) from general account	(895)	4,108
Other	1,395	885
Balance, end of period	8,928,568	11,982,322
Cash surrender value	8,747,915	11,749,197
Variable Life
Separate Account, Liability [Roll Forward]
Balance, beginning of period	5,940,045	5,154,111
Deposits	200,686	236,158
Investment performance	(925,970)	797,051
Policy charges	(100,968)	(98,839)
Surrenders and withdrawals	(42,118)	(58,845)
Benefit payments	(42,934)	(61,608)
Net transfers (to) from general account	(37,577)	(33,480)
Other	7,226	5,497
Balance, end of period	4,998,390	5,940,045
Cash surrender value	$ 4,897,409	$ 5,850,808